SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
UNITED STATES
FORM 10-D
ASSET-BACKED ISSUER
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
(Exact name of depositor as specified in its charter)
(State or other jurisdiction of incorporation or organization of the issuing entity)
(Telephone number, including area code)
2 5 - A u g - 0 6
Merrill Lynch Mortgage Investors, Inc.
(I.R.S. Employer Identification No.)
13-3416059
(Address of principal executive offices of issuing entity) (Zip Code)
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 13(d) OF
to
26-Jul-06
(Exact name of issuing entity as specified in its charter)
Commission File Number of Issuing entity:
333-130545-07
Commission File Number of depositor:
333-130545
(Exact name of sponsor as specified in its charter)
Merrill Lynch Mortgage Lending, Inc.
(Former name, former address, if changed since last report)
No Change
Specialty Underwriting and Residential Finance Trust
Mortgage Loan Asset-Backed Certificates, Series 2006-AB2
250 Vesey Street, 4 World Financial Ctr., 28th Fl
New York, New York
10080
(212) 449-0357
Delaware
Registered/reporting pursuant to (check one)
Section 12(b) Section 12(g) Section 15(d)
Name of exchange
Title of Class
Has the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934
during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days?
YES NO
(If Section 12(b))
PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
Item 9. Exhibits.
(b) Exhibit-1 : Distribution Statement
see Exhibit-1
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
Date: 9/07/2006
(Signature)
Specialty Underwriting and Residential Finance Trust
Ken Fry
Senior Vice President, Loan Servicing
Ken Fry
/s/ :
X
PART II - OTHER INFORMATION
Mortgage Loan Asset-Backed Certificates, Series 2006-AB2
(Issuing Entity)
Wilshire Credit Corporation
(Servicer)
A-1 [___] [___] [_X_]
A-2A [___] [___] [_X_]
A-2B [___] [___] [_X_]
A-2C [___] [___] [_X_]
A-2D [___] [___] [_X_]
B-1 [___] [___] [_X_]
B-2 [___] [___] [_X_]
B-3 [___] [___] [_X_]
M-1 [___] [___] [_X_]
M-2 [___] [___] [_X_]
M-3 [___] [___] [_X_]
M-4 [___] [___] [_X_]
M-5 [___] [___] [_X_]
M-6 [___] [___] [_X_]
R [___] [___] [_X_]
EXHIBIT INDEX
Exhibit Number
Description
EX-1 Distribution Statement